Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Basis of Presentation
1. Organization and Basis of Presentation

1. Organization and Basis of Presentation

Dermata Therapeutics, Inc., (the “Company”), was formed in December 2014 as a Delaware limited liability company (“LLC”) under the name Dermata Therapeutics, LLC. On March 24, 2021, the Company converted from an LLC to a Delaware C-corporation and changed its name to Dermata Therapeutics, Inc. Any references in these Notes to Financial Statements to equity securities as “units” refer to pre-conversion equity securities and any references to “shares” or “stock” in these Notes to Financial Statements refer to post-conversion equity securities. The Company is a clinical-stage biotechnology company focused on the treatment of medical and aesthetic skin conditions.

Initial Public Offering

On August 17, 2021, the Company completed its initial public offering (“IPO”), in which it sold 2,571,428 shares of its common stock together with 2,571,428 warrants to purchase one share of common stock with an exercise price of $7.00 per share at a combined offering price of $7.00. Additionally, the underwriters exercised their option to purchase an additional 385,714 warrants to purchase common stock with an exercise price of $7.00 per share. The Company received net cash proceeds of approximately $15.4 million from the IPO after deducting underwriters’ discounts and offering expenses of approximately $2.6 million.

Each of the following occurred in connection with the completion of the IPO in August 2021:

-	The sale of 2,571,428 shares of common stock along with 2,957,142 warrants to purchase common stock.

-	The conversion of 65,823,015 shares of convertible preferred stock into an aggregate of 3,813,973 shares of common stock.

-	The conversion of $175,000 principal amount of outstanding convertible promissory notes and accrued interest of $5,434 into 32,219 shares of common stock.

-	The conversion of 1,419,228 Series 1a preferred warrants into 69,212 warrants exercisable into common stock.

Each purchaser in the IPO received one share of common stock and one warrant to purchase one share of common stock at a combined offering price of $7.00. Each warrant to purchase common stock entitles the holder to purchase one share of common stock at an exercise price of $7.00 per share, are immediately exercisable, and expire five years from the date of issuance. The Company evaluated the terms of the warrants issued and determined that they should be classified as equity instruments.

The Company’s shares of common stock and warrants are listed on the Nasdaq Stock Market LLC under the symbols “DRMA,” and “DRMAW,” respectively, and both began trading in August 2021.

After the IPO, there were no shares of preferred stock or preferred stock warrants outstanding. Prior to the IPO, the Company had 1,911,009 shares of common stock outstanding after the Company’s reverse stock split in July 2021. The Company’s total common stock issued and outstanding was 8,328,629 as of September 30, 2021.

Reverse Stock Split

On July 1, 2021, the Company effected a reverse split of shares of the Company’s common stock at a ratio of 1-for-20.5 pursuant to an amendment to the Company’s certificate of incorporation approved by the Company’s board of directors and stockholders. The par value was not adjusted as a result of the reverse split. All issued and outstanding common stock shares and per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented, and the conversion ratios for the Company’s outstanding preferred stock was adjusted accordingly. See Note 6 - Equity Securities for additional information.

Liquidity and Going Concern Uncertainty

Since its inception, the Company has devoted substantially all of its resources to research and development activities and has not generated any revenue or commercialized any product candidates. As of September 30, 2021, cash totaled $12.6 million and the Company had an accumulated deficit of $33.4 million. For the year ended December 31, 2020 and the nine months ended September 30, 2021, the Company used cash of $4.0 million and $3.9 million, respectively, in operations. The Company’s cash balances are expected to fund operations into October 2022. The Company anticipates that it will continue to incur net losses for the foreseeable future. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the date that these financial statements were issued.

Historically, the Company’s principal sources of cash have included proceeds from the issuance of common and preferred equity units and proceeds from the issuance of debt. The Company’s principal uses of cash have included cash used in operations and payments for license rights. The Company expects that the principal uses of cash in the future will be for continuing operations, funding of research and development, conducting preclinical studies and clinical trials, and general working capital requirements. The Company expects that as research and development expenses continue to grow, it will need to raise additional capital to sustain operations and research and development. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Management’s Plan to Continue as a Going Concern

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. Until the Company can generate significant cash from operations, management’s plans to obtain such resources for the Company include proceeds from offerings of the Company’s equity securities or debt, or transactions involving product development, technology licensing or collaboration. Management can provide no assurance that any sources of a sufficient amount of financing or collaboration agreements will be available to the Company on favorable terms, if at all. Additionally, the COVID-19 pandemic continues to evolve and has already disrupted global financial markets. The Company’s ability to raise additional capital may be adversely impacted by potential worsening of global economic conditions and the recent disruptions to, and volatility in, the credit and financial markets in the United States and worldwide resulting from the pandemic. If the disruption persists or deepens, the Company could experience an inability to access additional capital.

The Company has raised additional capital through the initial public offering of its common stock and warrants; however, management’s current plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying financial statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying financial statements reflect all adjustments (consisting of normal recurring adjustments) that are necessary for a fair statement of the financial position, results of operations, cash flows, and stockholders’ equity for the interim periods presented. Interim results are not necessarily indicative of results for a full year. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ materially from those estimates.

1.	The Company and Business Activities

Dermata Therapeutics, Inc., (the “Company”), was formed as a Delaware limited liability company (“LLC”) under the name Dermata Therapeutics, LLC in December 2014. On March 24, 2021 the Company converted from an LLC to a Delaware C-corporation and changed its name to Dermata Therapeutics, Inc. The Company is a clinical-stage biotechnology company focused on the treatment of medical and aesthetic skin conditions.